Harding, Loevner Funds, Inc. (the “Fund”)

Supplement dated January 3, 2022 to the

Summary Prospectuses for Chinese Equity Portfolio (Institutional Class), Emerging Markets Portfolio (Advisor Class), Emerging Markets Research Portfolio (Institutional Class), Frontier Emerging Markets Portfolio (Institutional Class I, Institutional Class II and Investor Class), Global Equity Portfolio (Institutional Class, Institutional Class Z and Advisor Class), Global Equity Research Portfolio (Institutional Class), Institutional Emerging Markets Portfolio (Institutional Class and Institutional Class Z), International Equity Research Portfolio (Institutional Class), each dated February 28, 2021, as supplemented (the “Summary Prospectuses”) and

Prospectus for Individual Investors, Prospectus for Institutional Investors and Prospectus for Institutional Investors – Institutional Class Z, each dated February 28, 2021, as supplemented (the “Prospectuses”) and Statement of Additional Information, dated February 28, 2021, as supplemented

Effective immediately, Wenting Shen will serve as co-lead portfolio manager of the Chinese Equity Portfolio. Pradipta Chakrabortty will continue to serve as co-lead portfolio manager and Jingyi Li will continue to serve as a portfolio manager. Accordingly, effective July 1, 2022, the paragraph that appears after the caption “Portfolio Managers” for the Chinese Equity Portfolio in the Portfolio’s Summary Prospectus and Prospectus is replaced with the following:

Pradipta Chakrabortty, Jingyi Li, and Wenting Shen serve as the portfolio managers of the Chinese Equity Portfolio. Mr. Chakrabortty, Mr. Li and Ms. Shen have each held their position since the Portfolio’s inception in December 2020. Mr. Chakrabortty and Ms. Shen are the co-lead portfolio managers.

In addition, effective immediately, Edmund Bellord will serve as portfolio manager of the Emerging Markets Research Portfolio. Moon Surana will continue to serve as portfolio manager and Andrew West will no longer serve as portfolio manager. Accordingly, the paragraph that appears after the caption “Portfolio Managers” for the Emerging Markets Research Portfolio in the Portfolio’s Summary Prospectus and Prospectus is replaced with the following:

Edmund Bellord and Moon Surana serve as the portfolio managers of the Emerging Markets Research Portfolio. Mr. Bellord has held his position since January 2022 and Ms. Surana has held her position since the Portfolio’s inception in December 2016.

Effective immediately, Edmund Bellord will serve as portfolio manager of the Global Equity Research Portfolio. Moon Surana will continue to serve as portfolio manager and Andrew West will no longer serve as portfolio manager. Accordingly, the paragraph that appears after the caption “Portfolio Managers” for the Global Equity Research Portfolio in the Portfolio’s Summary Prospectus and Prospectus is replaced with the following:

Edmund Bellord and Moon Surana serve as the portfolio managers of the Global Equity Research Portfolio. Mr. Bellord has held his position since January 2022 and Ms. Surana has held her position since the Portfolio’s inception in December 2016.

In addition, effective immediately, Edmund Bellord will serve as portfolio manager of the International Equity Research Portfolio. Moon Surana will continue to serve as portfolio manager and Andrew West will no longer serve as portfolio manager. Accordingly, the paragraph that appears after the caption “Portfolio Managers” for the International Equity Research Portfolio in the Portfolio’s Summary Prospectus and Prospectus is replaced with the following:

Edmund Bellord and Moon Surana serve as the portfolio managers of the International Equity Research Portfolio. Mr. Bellord has held his position since January 2022 and Ms. Surana has held her position since the Portfolio’s inception in December 2016.

Effective immediately, Sergey Dubin will serve as a portfolio manager of the Frontier Emerging Markets Portfolio. Pradipta Chakrabortty and Babatunde Ojo will continue to serve as co-lead portfolio managers. Accordingly, the paragraph that appears after the caption “Portfolio Managers” for the Frontier Emerging Markets Portfolio in the Portfolio’s Summary Prospectuses and Prospectuses is replaced with the following:

Pradipta Chakrabortty, Sergey Dubin and Babatunde Ojo serve as the portfolio managers of the Frontier Emerging Markets Portfolio. Mr. Chakrabortty has held his position since December 2008, Mr. Dubin has held his position since January 2022, and Mr. Ojo has held his position since June 2014. Messrs. Chakrabortty and Ojo are co-lead portfolio managers.

Effective immediately, Moon Surana will serve as a portfolio manager of the Global Equity Portfolio. Peter Baughan and Jingyi Li will continue to serve as co-lead portfolio managers and Scott Crawshaw, Christopher Mack and Richard Schmidt will continue to serve as portfolio managers. Accordingly, the paragraph that appears after the caption “Portfolio Managers” for the Global Equity Portfolio in the Portfolio’s Summary Prospectuses and Prospectuses is replaced with the following:

Peter Baughan, Scott Crawshaw, Jingyi Li, Christopher Mack, Richard Schmidt, and Moon Surana serve as the portfolio managers of the Global Equity Portfolio. Mr. Baughan has held his position since February 2003, Mr. Crawshaw has held his position since January 2018, Mr. Li has held his position since February 2019, Mr. Mack has held his position since June 2014, Mr. Schmidt has held his position since February 2015, and Ms. Surana has held her position since January 2022. Messrs. Baughan and Li are the co-lead portfolio managers.

Effective July 1, 2022, Pradipta Chakrabortty will serve as co-lead portfolio manager of the Emerging Markets Portfolio and Institutional Emerging Markets Portfolio. Scott Crawshaw will continue to serve as co-lead portfolio manager and Richard Schmidt will continue to serve as a portfolio manager. Craig Shaw will no longer serve as portfolio manager. Accordingly, the paragraph that appears after the caption “Portfolio Managers” for the Emerging Markets Portfolio and Institutional Emerging Markets Portfolio in each Portfolio’s Summary Prospectus(es) and Prospectus(es) will be replaced with the following effective July 1, 2022:

Scott Crawshaw, Pradipta Chakrabortty, and Richard Schmidt serve as the portfolio managers of the Emerging Markets Portfolio. Mr. Crawshaw has held his position since June 2014, Mr. Chakrabortty has held his position since January 2015, and Mr. Schmidt has held his position since December 2011. Messrs. Chakrabortty and Crawshaw are the co-lead portfolio managers.

In addition, effective immediately with respect to each Portfolio other than Emerging Markets Portfolio and effective July 1, 2022 with respect to the Emerging Markets Portfolio, corresponding changes are made to the “Portfolio Management” section in each Prospectus and the following disclosure is added:

Edmund Bellord has been a portfolio manager since 2022 and an analyst since 2019. As an analyst, he focuses on asset allocation strategies. Mr. Bellord graduated from the University of Edinburgh in 1995 and received an MBA from University of California at Berkeley’s Walter Haas School of Business in 2001. He joined Harding Loevner in 2019. Mr. Bellord serves as a portfolio manager for the Emerging Markets Research Portfolio, Global Equity Research Portfolio, and International Equity Research Portfolio.

Sergey Dubin, CFA has been a portfolio manager since 2022 and an analyst since 2015. As an analyst, he focuses on emerging markets companies. Mr. Dubin graduated from Syracuse University in 1997. He joined Harding Loevner in 2015. Mr. Dubin serves as a portfolio manager for the Frontier Emerging Markets Portfolio.

In addition, effective immediately with respect to each Portfolio other than Emerging Markets Portfolio and effective July 1, 2022 with respect to the Emerging Markets Portfolio, corresponding changes are made to the table disclosing the other accounts managed by the Fund’s portfolio managers in the Statement of Additional Information and the following information is added:

Portfolio Managers	RICS		Other Pooled Accounts		Other A/Cs
	Number of Accounts	Total Assets of Accounts Managed	Number of Accounts	Total Assets of Accounts Managed	Number of Accounts	Total Assets of Accounts Managed
Edmund Bellord*	3	$34,216,202	0	$0	0	$0
Sergey Dubin*	1	$224,244,505	0	$0	0	$0

*Information provided as of October 31, 2021.

In addition, effective immediately with respect to each Portfolio other than Emerging Markets Portfolio and effective July 1, 2022 with respect to the Emerging Markets Portfolio, corresponding changes are made to the table disclosing the other accounts managed by the Fund’s portfolio managers that have advisory fees based on the performance of the account managed in the Statement of Additional Information and the following information is added:

Portfolio Managers	RICS		Other Pooled Accounts		Other A/Cs
	Number of Accounts	Total Assets of Accounts Managed	Number of Accounts	Total Assets of Accounts Managed	Number of Accounts	Total Assets of Accounts Managed
Edmund Bellord*	0	$0	0	$0	0	$0
Sergey Dubin*	0	$0	0	$0	0	$0

*Information provided as of October 31, 2021.

In addition, effective immediately with respect to each Portfolio other than Emerging Markets Portfolio and effective July 1, 2022 with respect to the Emerging Markets Portfolio, corresponding changes are made to the table disclosing the dollar range of equity securities of the Fund beneficially owned by the Fund’s portfolio managers in the Statement of Additional Information and the following information is added:

Portfolio Managers	Dollar Range of Equity Securities In the Fund
Edmund Bellord*

Global Equity Portfolio: None

International Equity Portfolio: None

International Small Companies Portfolio: None

Institutional Emerging Markets Portfolio: None

Emerging Markets Portfolio: None

Frontier Emerging Markets Portfolio: None

International Equity Research Portfolio: None

Emerging Markets Research Portfolio: None

Global Equity Research Portfolio: None

Chinese Equity Portfolio: None

Sergey Dubin*

Global Equity Portfolio: None

International Equity Portfolio: $10,001-$50,000

International Small Companies Portfolio: $50,001-$100,000

Institutional Emerging Markets Portfolio: $1-10,000

Emerging Markets Portfolio: None

Frontier Emerging Markets Portfolio: $50,001-$100,000

International Equity Research Portfolio: None

Emerging Markets Research Portfolio: None

Global Equity Research Portfolio: None

Chinese Equity Portfolio: None

* Information provided as of October 31, 2021.

Investors Should Retain this Supplement for Future Reference.